Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Debt Securities, Available-for-Sale, Allowance for Credit Loss	A reconciliation of provision for credit losses for each of the periods presented herein is presented below:

	Year Ended March 31,	Three Months Ended March 31,		Year Ended December 31,
(in thousands)	2023	2022	2021	2021	2020
			(unaudited)
OTTI on AFS debt securities (Note 5)	$12,621	$4,943	$—	$13,726	$—
Bad debt expense on related party receivable (Note 9)	6,723	4,440	—	5,029	—
Bad debt expense on other receivables	1,236	—	—	—	—

Provision for credit losses	$20,580	$9,383	$—	$18,755	$—